Securities Act of 1933 File No. 333-59745
                                Investment Company Act of 1940 File No. 811-8895



                              ING MONEY MARKET FUND


                         SUPPLEMENT DATED MARCH 1, 2003
                             TO THE CLASS ABCM AND T
                        ING FIXED INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002



 Effective March 3, 2003, the section entitled "Management of the Funds - Money
         Market Fund" on page 32 of the prospectus is amended to read:


MONEY MARKET FUND

The Fund has been managed by a team of investment professionals led by Jennifer Thompson since March 2003. Ms. Thompson joined ING Groep N.V. in 1998 and has over ten years of investment experience. Prior to joining ING Groep N.V., she spent one year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent five years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group. Ms. Thompson is a Chartered Financial Analyst.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                       Securities Act of 1933 File No. 333-59745
                                Investment Company Act of 1940 File No. 811-8895


                        ING LEXINGTON MONEY MARKET TRUST


                         SUPPLEMENT DATED MARCH 3, 2003
                                 TO THE CLASS A
                   ING LEXINGTON MONEY MARKET TRUST PROSPECTUS
                            DATED SEPTEMBER 23, 2002


  Effective March 3, 2003, the section entitled "Management of the Fund - ING
   Directly Manages the Fund" on page 9 of the prospectus is amended to read:


ING DIRECTLY MANAGES THE FUND.

The Fund has been managed by a team of investment professionals led by Jennifer Thompson since March 2003. Ms. Thompson joined ING Groep N.V. in 1998 and has over ten years of investment experience. Prior to joining ING Groep N.V., she spent one year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent five years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group. Ms. Thompson is a Chartered Financial Analyst.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE